Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
(Loss)/Profit before tax	$ (15,105,249)	$ (83,508,195)	$ 1,125,434
Adjustments for:
Depreciation of property and equipment	466,420	149,895	188,969
Depreciation of right-of-use assets	122,016	74,662	48,134
Gain on disposal of fixed asset	(29,443)
Fixed asset written off	10,279
Amortization of intangible assets	1,540	54,986	92,734
Interest expense	296,152	218,630	149,626
Interest income	(25,650)	(35,940)	(29,853)
Amount due from related party written off		2,131
Share-based compensation	10,868,000	83,155,336
Expected credit loss provision	59,645	562,755
Fair value adjustment	(68,551)	117,973
Operating cash flows before movements in working capital	(3,404,841)	792,233	1,575,044
Change in working capital:
Increase in trade and other receivables	(1,315,746)	(892,894)	(930,482)
Increase/(decrease) in trade and other payables	1,244,873	(446,240)	190,338
Decrease in amount due to related parties	(8,142)	(17,286)	(43,956)
Cash used in operations	(3,483,856)	(564,187)	790,944
Income tax	(32,545)
Net cash used in /provided by operating activities	(3,516,401)	(564,187)	790,944
Cash flows from investing activities
Purchase of property and equipment	(186,835)	(1,052,484)	(407,203)
Downpayment for right-of-use assets	(96,498)
Premium paid for purchase of keyman insurance		(85,913)
Proceeds from disposal of property and equipment	46,841		30,942
Acquired intangible asset			(4,819)
Loan repaid from related parties	119,955	185,407	71,449
Net cash used in investing activities	(116,537)	(952,990)	(309,631)
Cash flows from financing activities
Proceeds from issuance of shares	5,750,000	208
Payment of deferred offering cost	(909,861)	(333,088)
Proceeds from debt		3,259,062	2,036,696
Repayment of debt	(541,874)	(1,255,766)	(1,984,699)
Repayment of lease liabilities	(125,597)	(80,581)	(51,050)
Net cash provided by financing activities	4,172,668	1,589,835	947
Net increase in cash and cash equivalents	539,730	72,658	482,260
Cash and cash equivalents at beginning of year	1,000,284	956,975	441,278
Effect of foreign exchange rate changes on cash and cash equivalents	89,004	(29,349)	33,437
Cash and cash equivalents at December 31, 2025	1,629,018	1,000,284	956,975
Non-cash investing and financing activities
Fair value measurement of share-based compensation	10,868,000	83,155,336
Fair value adjustment for other financial assets	(2,035)	16,615
Fair value adjustment for other financial liabilities	70,586	101,357
Initial measurement of right-of-use asset and lease liability	$ 137,937	$ 187,852	$ 76,713